Combined Statements of Equity Changes in Net Parent Investment $ in Thousands	MXN ($)
Beginning balance at Dec. 31, 2016	$ 58,702
Effects from the merger	(87,484)
Total comprehensive income for the year	207,559
Ending balance at Dec. 31, 2017	178,777
Capital stock reduction	(97,866)
Dividends declared	(300,079)
Total comprehensive income for the year	299,432
Ending balance at Dec. 31, 2018	80,264
Dividends declared	(278,000)
Total comprehensive income for the year	472,218
Ending balance at Dec. 31, 2019	$ 274,482